UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738
                                                     ---------

                         Atlantic Whitehall Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               New York, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               New York, NY 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                   Date of reporting period: February 29, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
-----------                                                        ------------

COMMON STOCKS - 95.89%
              AUTOMOBILES & COMPONENTS - 1.27%
     23,037   BorgWarner, Inc.                                     $    993,125
                                                                   ------------
              CAPITAL GOODS - 10.78%
     10,780   Boeing Co. (The)                                          892,476
     16,715   Deere & Co.                                             1,424,285
     16,800   Emerson Electric Co.                                      856,128
      8,239   Fluor Corp.                                             1,147,281
     40,002   General Electric Co.                                    1,325,666
     18,457   Rockwell Collins, Inc.                                  1,087,117
     23,837   United Technologies Corp.                               1,680,747
                                                                   ------------
                                                                      8,413,700
                                                                   ------------
              CONSUMER SERVICES - 0.62%
     14,297   Marriott International, Inc., Class A                     487,528
                                                                   ------------
              DIVERSIFIED FINANCIALS - 4.86%
     74,581   Charles Schwab Corp. (The)                              1,462,533
      5,502   Goldman Sachs Group, Inc. (The)                           933,304
      6,419   IntercontinentalExchange, Inc. *                          836,396
     11,341   Merrill Lynch & Co., Inc.                                 562,060
                                                                   ------------
                                                                      3,794,293
                                                                   ------------
              ENERGY - 7.91%
      1,739   First Solar, Inc. *                                       356,843
     15,956   Schlumberger, Ltd.                                      1,379,396
     24,400   Southwestern Energy Co. *                               1,591,612
      7,772   Suntech Power Holdings Co., Ltd., ADR *                   288,885
     18,985   Tesoro Corp.                                              705,103
     26,922   Weatherford International, Ltd. *                       1,855,464
                                                                   ------------
                                                                      6,177,303
                                                                   ------------
              FOOD & STAPLES RETAILING - 2.78%
     53,717   CVS Caremark Corp.                                      2,169,092
                                                                   ------------
              FOOD, BEVERAGE & TOBACCO - 4.20%
     47,127   PepsiCo, Inc.                                           3,278,154
                                                                   ------------
              HEALTH CARE EQUIPMENT & SERVICES - 8.67%
     12,119   CR Bard, Inc.                                           1,148,760
     17,434   Hologic, Inc. *                                         1,051,445
     29,078   Stryker Corp.                                           1,893,269
     29,086   Thermo Fisher Scientific, Inc. *                        1,626,780
     15,000   WellPoint, Inc. *                                       1,051,200
                                                                   ------------
                                                                      6,771,454
                                                                   ------------
              HOUSEHOLD & PERSONAL PRODUCTS - 3.74%
     25,437   Avon Products, Inc.                                       968,132
     29,479   Procter & Gamble Co. (The)                              1,950,920
                                                                   ------------
                                                                      2,919,052
                                                                   ------------
              INSURANCE - 0.74%
     12,406   American International Group, Inc.                        581,345
                                                                   ------------
              MATERIALS - 3.91%
     12,554   Monsanto Co.                                            1,452,247
     19,955   Praxair, Inc.                                           1,601,987
                                                                   ------------
                                                                      3,054,234
                                                                   ------------
              MEDIA - 1.78%
     31,103   Omnicom Group, Inc.                                     1,389,371
                                                                   ------------

  SHARES                                                               VALUE
-----------                                                        ------------

              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 10.22%
     28,186   Abbott Laboratories                                  $  1,509,360
     28,668   Allergan, Inc.                                          1,698,006
     13,543   Celgene Corp. *                                           763,419
     31,754   Genzyme Corp. *                                         2,251,994
     15,376   Novartis AG, ADR                                          755,730
     46,195   Schering-Plough Corp.                                   1,002,432
                                                                   ------------
                                                                      7,980,941
                                                                   ------------
              RETAILING - 3.24%
     17,729   Best Buy Co., Inc.                                        762,524
     30,652   Home Depot, Inc. (The)                                    813,811
     18,153   Target Corp.                                              955,029
                                                                   ------------
                                                                      2,531,364
                                                                   ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.68%
     63,485   Intel Corp.                                             1,266,526
     21,086   MEMC Electronic Materials, Inc. *                       1,608,440
                                                                   ------------
                                                                      2,874,966
                                                                   ------------
              SOFTWARE & SERVICES - 9.21%
     18,236   Akamai Technologies, Inc. *                               641,178
     23,141   Autodesk, Inc. *                                          719,454
     32,798   Automatic Data Processing, Inc.                         1,310,280
     37,948   Cognizant Technology Solutions Corp.,
                 Class A *                                            1,146,409
      2,690   Google, Inc., Class A *                                 1,267,474
     77,273   Microsoft Corp.                                         2,103,371
                                                                   ------------
                                                                      7,188,166
                                                                   ------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 16.22%
     11,951   Apple, Inc. *                                           1,494,114
     90,437   Cisco Systems, Inc. *                                   2,203,950
     58,301   Corning, Inc.                                           1,354,332
     57,151   Hewlett-Packard Co.                                     2,730,103
     13,469   International Business Machines Corp.                   1,533,580
     35,543   Nokia Oyj, SP ADR                                       1,279,903
     30,849   Qualcomm, Inc.                                          1,307,072
      7,300   Research In Motion, Ltd. *                                757,740
                                                                   ------------
                                                                     12,660,794
                                                                   ------------
              UTILITIES - 2.06%
     18,166   Constellation Energy Group, Inc.                        1,604,968
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $68,295,767)                                     74,869,850
                                                                   ------------

INVESTMENT COMPANY - 3.28%
  2,557,677   SSgA Prime Money Market Fund                            2,557,677
                                                                   ------------
              TOTAL INVESTMENT COMPANY
              (Cost $2,557,677)                                       2,557,677
                                                                   ------------
              TOTAL INVESTMENTS - 99.17%
              (Cost $70,853,444) **                                  77,427,527
                                                                   ------------
              OTHER ASSETS
              NET OF LIABILITIES - 0.83%                                649,586
                                                                   ------------
              NET ASSETS - 100.00%                                 $ 78,077,113
                                                                   ============

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

----------
*        Non-income producing security

**       Aggregate cost for Federal income tax purposes is $70,853,444.

         Gross unrealized appreciation                             $  9,869,702
         Gross unrealized depreciation                               (3,295,619)
                                                                   ------------
         Net unrealized appreciation                               $  6,574,083
                                                                   ============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of February 29, 2008 is as follows (See Note 1):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $              77,427,527
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
TOTAL                                                 $              77,427,527
                                                      =========================

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
-----------                                                        ------------

COMMON STOCKS - 99.24%
              CAPITAL GOODS - 7.49%
    115,220   Be Aerospace, Inc.*                                  $  3,952,046
     66,814   Cooper Industries, Ltd., Class A                        2,801,511
     68,155   Danaher Corp.                                           5,053,693
     28,060   Foster Wheeler, Ltd.*                                   1,836,527
     47,050   Grainger (W.W.), Inc.                                   3,465,703
    115,355   Manitowoc Co., Inc. (The)                               4,699,563
     45,155   Rockwell Collins, Inc.                                  2,659,630
     86,425   Textron, Inc.                                           4,681,642
                                                                   ------------
                                                                     29,150,315
                                                                   ------------
              COMMERCIAL SERVICES & SUPPLIES - 1.94%
    140,010   Stericycle, Inc.*                                       7,545,139
                                                                   ------------
              CONSUMER DURABLES & APPAREL - 3.62%
     31,160   Abercrombie & Fitch Co., Class A                        2,415,835
     48,375   Fortune Brands, Inc.                                    3,143,407
     93,235   Garmin, Ltd.                                            5,473,827
     42,750   Mohawk Industries, Inc.*                                3,052,777
                                                                   ------------
                                                                     14,085,846
                                                                   ------------
              CONSUMER SERVICES - 2.50%
     86,025   Darden Restaurants, Inc.                                2,652,151
    143,725   Marriott International, Inc., Class A                   4,901,022
     46,300   Weight Watchers International, Inc.                     2,176,100
                                                                   ------------
                                                                      9,729,273
                                                                   ------------
              DIVERSIFIED FINANCIALS - 4.79%
    228,248   CapitalSource, Inc., REIT                               3,615,448
    104,520   Nasdaq Stock Market, Inc.*                              4,338,625
    142,985   optionsXpress Holdings, Inc.                            3,311,533
    124,185   SEI Investments Co.                                     3,105,867
     85,120   T. Rowe Price Group, Inc.                               4,301,114
                                                                   ------------
                                                                     18,672,587
                                                                   ------------
              ENERGY - 13.66%
    123,605   Chesapeake Energy Corp.                                 5,589,418
     94,350   Grant Prideco, Inc.*                                    4,761,844
     64,440   Oceaneering International, Inc.*                        3,866,400
    114,220   Range Resources Corp.                                   6,987,980
     70,210   Smith International, Inc.                               4,425,336
     58,775   Suntech Power Holdings Co., Ltd., ADR*                  2,184,667
     61,255   Tesoro Corp.                                            2,275,011
    151,985   Weatherford International, Ltd.*                       10,474,806
    204,290   XTO Energy, Inc.                                       12,606,736
                                                                   ------------
                                                                     53,172,198
                                                                   ------------
              FOOD, BEVERAGE & TOBACCO - 1.55%
     25,860   Brown-Forman Corp., Class B                             1,649,092
    105,485   Hansen Natural Corp.*                                   4,377,627
                                                                   ------------
                                                                      6,026,719
                                                                   ------------
              HEALTH CARE EQUIPMENT & SERVICES - 14.87%
    184,540   Express Scripts, Inc.*                                 10,906,314
     99,340   Healthways, Inc.*                                       3,412,329
     60,477   Hologic, Inc.*                                          3,647,368
     56,440   Humana, Inc.*                                           3,856,545
     25,025   Intuitive Surgical, Inc.*                               7,055,048
     87,210   Laboratory Corp. of America Holdings*                   6,742,205
    104,950   Lincare Holdings, Inc.*                                 3,410,875
    111,385   Psychiatric Solutions, Inc.*                            3,151,082
     59,745   Quest Diagnostic, Inc.                                  2,848,044

   SHARES                                                              VALUE
-----------                                                        ------------

              HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)
    144,900   Resmed, Inc.*                                        $  5,867,001
    162,670   St. Jude Medical, Inc.*                                 6,991,557
                                                                   ------------
                                                                     57,888,368
                                                                   ------------
              HOUSEHOLD & PERSONAL PRODUCTS - 1.08%
     54,040   Chattem, Inc.*                                          4,209,716
                                                                   ------------
              MATERIALS - 2.43%
     38,120   Allegheny Technologies, Inc.                            2,948,582
    213,905   Nalco Holding Co.                                       4,620,348
     87,060   Valspar Corp. (The)                                     1,888,331
                                                                   ------------
                                                                      9,457,261
                                                                   ------------
              MEDIA - 1.85%
     65,395   Lamar Advertising Co., Class A                          2,492,203
    125,320   Liberty Global, Inc., Class A*                          4,712,032
                                                                   ------------
                                                                      7,204,235
                                                                   ------------
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 4.04%
     74,605   Allergan, Inc.                                          4,418,854
     58,880   Cephalon, Inc.*                                         3,552,819
     97,870   Endo Pharmaceuticals Holdings, Inc.*                    2,570,066
     88,705   Shire PLC, ADR                                          5,183,920
                                                                   ------------
                                                                     15,725,659
                                                                   ------------
              REAL ESTATE - 1.06%
     54,150   Jones Lang LaSalle, Inc.                                4,136,518
                                                                   ------------
              RETAILING - 7.99%
     77,794   Advance Auto Parts, Inc.                                2,609,211
     38,790   AutoZone, Inc.*                                         4,463,953
    154,620   Bed Bath & Beyond, Inc.*                                4,381,931
    170,400   Dick's Sporting Goods, Inc.*                            4,699,632
    116,850   Nordstrom, Inc.                                         4,326,956
    140,585   PetSmart, Inc.                                          3,026,795
    238,095   TJX Cos., Inc. (The)                                    7,619,040
                                                                   ------------
                                                                     31,127,518
                                                                   ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.68%
    215,905   Altera Corp.                                            3,694,135
     82,810   KLA-Tencor Corp.                                        3,478,848
     94,845   Linear Technology Corp.                                 2,628,155
    152,235   MEMC Electronic Materials, Inc.*                       11,612,486
    267,312   Microchip Technology, Inc.                              8,227,863
    121,020   Microsemi Corp.*                                        2,632,185
    253,897   Nvidia Corp.*                                           5,430,857
                                                                   ------------
                                                                     37,704,529
                                                                   ------------
              SOFTWARE & SERVICES - 12.91%
     57,905   Akamai Technologies, Inc.*                              2,035,940
    111,655   Alliance Data Sysems Corp.*                             5,653,093
    124,795   ANSYS, Inc.*                                            4,663,589
    256,536   Cognizant Technology Solutions Corp.,
                 Class A*                                             7,749,953
    122,880   Euronet Worldwide, Inc.*                                2,654,208
    162,859   Fiserv, Inc.*                                           8,569,641
     62,360   Global Payments, Inc.                                   2,473,821
    101,469   Paychex, Inc.                                           3,192,215
    271,485   Satyam Computer Services, Ltd., ADR                     6,781,695
    122,635   VeriFone Holdings, Inc.*                                2,532,413
    190,145   Western Union Co.                                       3,955,016
                                                                   ------------
                                                                     50,261,584
                                                                   ------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
-----------                                                        ------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 2.06%
    231,600   JDS Uniphase Corp.*                                  $  3,045,540
    185,730   Juniper Networks, Inc.*                                 4,981,279
                                                                   ------------
                                                                      8,026,819
                                                                   ------------
              TELECOMMUNICATION SERVICES - 1.82%
     45,990   Leap Wireless International, Inc.*                      1,966,532
    114,045   NeuStar, Inc., Class A*                                 2,926,395
     55,790   NII Holdings, Inc.*                                     2,216,537
                                                                   ------------
                                                                      7,109,464
                                                                   ------------
              TRANSPORTATION - 2.51%
    113,844   C. H. Robinson Worldwide, Inc.                          5,779,860
     85,825   Landstar System, Inc.                                   3,980,563
                                                                   ------------
                                                                      9,760,423
                                                                   ------------
              UTILITIES - 1.39%
     98,215   Questar Corp.                                           5,426,379
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $273,441,878)                                   386,420,550
                                                                   ------------

INVESTMENT COMPANY - 0.88%
  3,411,218   SSgA Prime Money Market Fund                            3,411,218
                                                                   ------------
              TOTAL INVESTMENT COMPANY
              (Cost $3,411,218)                                       3,411,218
                                                                   ------------
              TOTAL INVESTMENTS - 100.12%
              (Cost $276,853,096) **                                389,831,768
                                                                   ------------
              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.12)%                                   (471,377)
                                                                   ------------
              NET ASSETS - 100.00%                                 $389,360,391
                                                                   ============

----------
*      Non-income producing security

**     Aggregate cost for Federal income tax purposes is $276,853,096.

       Gross unrealized appreciation                              $ 131,027,232
       Gross unrealized depreciation                                (18,048,560)
                                                                  -------------
       Net unrealized appreciation                                $ 112,978,672
                                                                  =============

ADR    American Depositary Receipt
PLC    Public Limited Company
REIT   Real Estate Investment Trust

Summary of inputs used to value the Fund's net assets as of February 29, 2008 is as follows (See Note 1):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $             389,831,768
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
TOTAL                                                 $             389,831,768
                                                      =========================

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
-----------                                                        ------------

FOREIGN COMMON STOCKS - 67.47%
              AUSTRIA - 4.83%
     16,300   Erste Bank der oesterreichischen
                 Sparkassen AG +                                   $    943,145
     45,520   Wienerberger AG +                                       2,197,047
                                                                   ------------
                                                                      3,140,192
                                                                   ------------
              DENMARK - 0.56%
      3,300   Alk-Abello A/S +                                          367,088
                                                                   ------------
              FINLAND - 4.37%
     69,200   Nokian Renkaat Oyj +                                    2,845,012
                                                                   ------------
              FRANCE - 3.75%
     34,400   Accor S.A. +                                            2,443,376
                                                                   ------------
              GERMANY - 6.70%
     39,700   Adidas AG +                                             2,519,183
     33,600   Bayerische Motoren Werke AG +                           1,841,721
                                                                   ------------
                                                                      4,360,904
                                                                   ------------
              IRELAND - 8.25%
    204,448   Anglo Irish Bank Corp., PLC +                           2,895,518
     33,800   Kerry Group PLC, Class A +                              1,060,534
     49,500   Ryanair Holdings PLC, SP ADR *                          1,414,710
                                                                   ------------
                                                                      5,370,762
                                                                   ------------
              JAPAN - 1.09%
     15,800   Canon, Inc. +                                             708,239
                                                                   ------------
              MEXICO - 9.47%
     67,232   Cemex S.A.B. de C.V., SP ADR,
                 Participation Certificates *                         1,852,242
    281,400   Grupo Modelo, S.A. de C.V., Series C                    1,287,188
    137,400   Grupo Televisia S.A., SP ADR                            3,022,800
                                                                   ------------
                                                                      6,162,230
                                                                   ------------
              NETHERLANDS - 2.36%
     46,300   ING Groep NV +                                          1,538,620
                                                                   ------------
              SWITZERLAND - 13.66%
      7,700   Nestle SA, Registered Shares +                          3,675,120
     66,300   Novartis AG, Registered Shares                          3,274,742
     22,800   Schindler Holding AG,
                 Participation Certificates +                         1,559,184
      5,600   Schindler Holding AG, Registered Shares +                 379,737
                                                                   ------------
                                                                      8,888,783
                                                                   ------------
              UNITED KINGDOM - 12.43%
    264,993   Reed Elsevier PLC +                                     3,335,166
    209,695   Tesco PLC +                                             1,657,086
    262,300   WPP Group PLC +                                         3,096,124
                                                                   ------------
                                                                      8,088,376
                                                                   ------------
              TOTAL FOREIGN COMMON STOCKS
              (Cost $44,355,682)                                     43,913,582
                                                                   ------------

COMMON STOCKS - 31.46%
              BANKS - 3.85%
     85,700   Wells Fargo & Co.                                       2,505,011
                                                                   ------------
              DIVERSIFIED FINANCIALS - 1.72%
     26,400   American Express Co.                                    1,116,720
                                                                   ------------

   SHARES                                                              VALUE
-----------                                                        ------------

              HEALTH CARE EQUIPMENT & SERVICES - 12.02%
     24,800   Edwards Lifesciences Corp. *                         $  1,081,528
     75,900   IMS Health, Inc.                                        1,708,509
     59,900   Kinetic Concepts, Inc. *                                3,078,261
     27,900   WellPoint, Inc. *                                       1,955,232
                                                                   ------------
                                                                      7,823,530
                                                                   ------------
              INSURANCE - 3.78%
     74,900   Willis Group Holdings, Ltd.                             2,460,465
                                                                   ------------
              RETAILING - 2.44%
     57,000   Ross Stores, Inc.                                       1,587,450
                                                                   ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.51%
     75,200   Altera Corp.                                            1,286,672
     43,800   International Rectifier Corp. *                           997,326
                                                                   ------------
                                                                      2,283,998
                                                                   ------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 4.14%
     59,200   Cisco Systems, Inc. *                                   1,442,705
     57,500   Molex, Inc., Class A                                    1,251,775
                                                                   ------------
                                                                      2,694,480
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $22,872,167)                                     20,471,654
                                                                   ------------

INVESTMENT COMPANY - 0.11%
     71,629   SSgA Prime Money Market Fund                               71,629
                                                                   ------------
              TOTAL INVESTMENT COMPANY
              (Cost $71,629)                                             71,629
                                                                   ------------
              TOTAL INVESTMENTS - 99.04%
              (Cost $67,299,478) **                                  64,456,865
                                                                   ------------
              OTHER ASSETS
              NET OF LIABILITIES - 0.96%                                624,956
                                                                   ------------
              NET ASSETS - 100.00%                                 $ 65,081,821
                                                                   ============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $33,061,900 or 50.80% of the net assets. (See Note 1)

*        Non-income producing security.

**       Aggregate cost for Federal income tax purposes is $67,299,478.

         Gross unrealized appreciation                            $   3,686,443
         Gross unrealized depreciation                               (6,529,056)
                                                                  -------------
         Net unrealized depreciation                              $  (2,842,613)
                                                                  =============

PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Summary of inputs used to value the Fund's net assets as of February 29, 2008 is as follows (See Note 1):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $              31,394,964
Level 2 - Other Significant Observable Inputs                        33,061,901
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
TOTAL                                                 $              64,456,865
                                                      =========================

                              FOREIGN COMMON STOCK
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Media ................................................................    14.53%
Food, Beverages & Tobacco ............................................     9.25%
Automotive & Components ..............................................     7.20%
Capital Goods ........................................................     6.36%
Banks ................................................................     5.90%
Pharmaceuticals, Biotechnology & Life Science ........................     5.60%
Consumer Durables & Apparel ..........................................     3.87%
Commercial Services ..................................................     3.75%
Materials ............................................................     2.85%
Food & Staples Retailing .............................................     2.54%
Diversified Financials ...............................................     2.36%
Transportation .......................................................     2.17%
Technology Hardware & Equipement .....................................     1.09%
                                                                         ------
Total                                                                     67.47%
                                                                         ======

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Media ................................................................    14.53%
Health Care Equipment & Services .....................................    12.02%
Banks ................................................................     9.75%
Food, Beverage & Tobacco .............................................     9.25%
Automobile & Components ..............................................     7.20%
Capital Goods ........................................................     6.36%
Pharmaceuticals, Biotechnology & Life Science ........................     5.60%
Technology Hardware & Equipment ......................................     5.23%
Diversified Financials ...............................................     4.08%
Consumer Durables & Apparel ..........................................     3.87%
Insurance ............................................................     3.78%
Consumer Services ....................................................     3.75%
Semiconductors & Semiconductor Equipment .............................     3.51%
Materials ............................................................     2.85%
Food & Staples Retailing .............................................     2.54%
Retailing ............................................................     2.44%
Transportation .......................................................     2.17%
Other Assets Net of Liabilities ......................................     1.07%
                                                                         ------
Total                                                                    100.00%
                                                                         ======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
--------------                                                    -------------

FOREIGN COMMON STOCKS - 97.24%
                 BRAZIL - 0.88%
         4,900   Banco Bradesco S.A., Preferred Shares            $     152,985
           129   Banco Bradesco S.A., Preferred Shares
                    Receipts *                                            4,028
        13,400   Companhia Energetica de Minas Gerais,
                    SP ADR                                              255,002
         9,125   Companhia Vale do Rio Doce, ADR                        317,915
         7,100   Empresa Brasileira de Aeronautica S.A., ADR            314,672
        16,400   Natura Cosmeticos S.A.                                 166,803
         3,200   Petroleo Brasileiro S.A., ADR                          375,488
                                                                  -------------
                                                                      1,586,893
                                                                  -------------
                 CANADA - 1.00%
        23,700   EnCana Corp.                                         1,806,666
                                                                  -------------
                 CHINA - 2.85%
       107,000   Cheung Kong (Holdings), Ltd. +                       1,598,301
       380,400   Hutchinson Whampoa, Ltd. +                           3,565,010
                                                                  -------------
                                                                      5,163,311
                                                                  -------------
                 DENMARK - 1.52%
        72,000   Danske Bank A/S +                                    2,750,270
                                                                  -------------
                 EGYPT - 0.09%
         2,250   Orascom Telecom Holding SAE, GDR                       164,475
                                                                  -------------
                 FINLAND - 4.15%
       140,500   Nokia Oyj +                                          5,047,799
       143,000   UPM-Kymmene Oyj +                                    2,473,965
                                                                  -------------
                                                                      7,521,764
                                                                  -------------
                 FRANCE - 8.02%
        80,400   Credit Agricole S.A. +                               2,180,827
        61,600   Publicis Groupe +                                    2,224,540
        47,900   Sanofi-Aventis +                                     3,540,395
        14,250   Societe Generale +                                   1,524,731
       189,600   Thomson + *                                          1,456,479
        47,600   Total S.A., SP ADR                                   3,588,564
                                                                  -------------
                                                                     14,515,536
                                                                  -------------
                 GERMANY - 3.13%
        20,700   BASF AG +                                            2,633,838
        55,500   Bayerische Motoren Werke AG +                        3,042,129
                                                                  -------------
                                                                      5,675,967
                                                                  -------------
                 HONG KONG - 0.36%
        34,000   China Resources Enterprise +                           120,706
       169,000   CNOOC, Ltd. +                                          280,666
       498,000   Denway Motors, Ltd. +                                  251,726
                                                                  -------------
                                                                        653,098
                                                                  -------------
                 INDIA - 0.14%
         2,370   State Bank of India, GDR                               258,923
                                                                  -------------
                 INDONESIA - 0.28%
        87,000   PT Astra International TBK +                           261,044
       224,500   PT Telekomunikasi Indonesia TBK,
                    Series B Shares +                                   237,646
                                                                  -------------
                                                                        498,690
                                                                  -------------
                 ISRAEL - 0.32%
        37,400   Makhteshim-Agan Industries, Ltd. + *                   311,739

    SHARES                                                            VALUE
--------------                                                    -------------

                 ISRAEL - (CONTINUED)
         5,500   Teva Pharmaceutical Industries, Ltd., SP ADR     $     269,885
                                                                  -------------
                                                                        581,624
                                                                  -------------
                 ITALY - 1.68%
        44,000   Eni SpA, SP ADR                                      3,032,920
                                                                  -------------
                 JAPAN - 23.14%
        95,400   Canon, Inc. +                                        4,276,332
           180   East Japan Railway Co. +                             1,444,745
       104,600   FUJIFILM Holdings Corp. +                            3,922,287
       421,700   Mitsubishi UFJ Financial Group, Inc. +               3,716,591
        34,700   Murata Manufacturing Co., Ltd. +                     1,882,750
           385   Nippon Telegraph & Telephone Corp. +                 1,678,882
       213,900   Nissan Motor Co., Ltd. +                             1,923,597
        89,500   NOK Corp. +                                          1,854,013
         1,340   NTT DoCoMo, Inc. +                                   1,963,194
       103,400   Seven & I Holdings Co., Ltd. +                       2,571,069
        26,700   Shin-Etsu Chemical Co., Ltd. +                       1,440,902
        31,700   SMC Corp. +                                          3,379,869
        62,900   Sony Corp. +                                         2,971,598
       349,000   Sumitomo Chemical Co., Ltd. +                        2,415,893
        35,800   Takeda Pharmaceutical Co., Ltd. +                    1,997,605
        35,400   Tokyo Electron, Ltd. +                               2,194,166
        41,400   Toyota Motor Corp. +                                 2,249,993
                                                                  -------------
                                                                     41,883,486
                                                                  -------------
                 LUXEMBOURG - 0.23%
         4,400   Evraz Group S.A., GDR, Class S                         413,600
                                                                  -------------
                 MEXICO - 0.39%
       124,200   Cemex S.A.B. de C.V., CPO *                            341,753
         9,100   Fomento Economico Mexicano, S.A.B. de C.V.,
                    SP ADR                                              364,000
                                                                  -------------
                                                                        705,753
                                                                  -------------
                 NETHERLANDS - 11.43%
       296,800   Aegon NV +                                           4,432,517
        84,000   Heineken NV +                                        4,737,614
        44,200   Koninklijke (Royal) Philips Electronics NV           1,720,264
        27,700   Royal Dutch Shell PLC, ADR                           1,940,108
       102,600   TNT NV +                                             4,040,619
       123,600   Unilever NV +                                        3,821,844
                                                                  -------------
                                                                     20,692,966
                                                                  -------------
                 NORWAY - 1.22%
        72,500   Statoil ASA +                                        2,209,170
                                                                  -------------
                 RUSSIA - 0.34%
         7,550   Gazprom OAO, SP ADR                                    383,540
         3,000   LUKOIL, SP ADR                                         224,100
                                                                  -------------
                                                                        607,640
                                                                  -------------
                 SOUTH AFRICA - 0.39%
         8,800   Barloworld, Ltd. +                                     105,964
        20,800   Massmart Holdings, Ltd. +                              190,279
         3,600   Sasol, Ltd. +                                          184,111
        18,312   Standard Bank Group, Ltd. +                            228,540
                                                                  -------------
                                                                        708,894
                                                                  -------------
                 SOUTH KOREA - 0.86%
         1,965   Daelim Industrial Co., Ltd. +                          305,769
         4,000   Hyundai Motor Co. +                                    280,469
         2,600   Kookmin Bank +                                         160,237
         1,700   LG Electronics, Inc. +                                 183,096

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
--------------                                                    -------------

                 SOUTH KOREA - (CONTINUED)
           690   Lotte Shopping Co., Ltd. +                       $     233,533
           400   POSCO +                                                220,009
           300   Samsung Electronics Co., Ltd. +                        175,852
                                                                  -------------
                                                                      1,558,965
                                                                  -------------
                 SPAIN - 1.15%
        60,400   Repsol YPF SA, SP ADR                                2,084,404
                                                                  -------------
                 SWEDEN - 4.30%
       166,800   Nordea AB +                                          2,508,079
     2,456,300   Telefonaktiebolaget LM Ericsson, Class B +           5,284,532
                                                                  -------------
                                                                      7,792,611
                                                                  -------------
                 SWITZERLAND - 9.11%
        66,000   Credit Suisse Group +                                3,244,960
         7,300   Nestle SA, Registered Shares +                       3,484,205
       112,100   Novartis AG, Registered Shares                       5,536,932
        13,525   Zurich Financial Services AG +                       4,228,066
                                                                  -------------
                                                                     16,494,163
                                                                  -------------
                 TAIWAN - 0.55%
        11,531   AU Optronics Corp., SP ADR                             220,011
       260,000   Chinatrust Financial Holding Co., Ltd. + *             232,442
        11,000   High Tech Computer Corp. +                             227,081
        32,450   Tiawan Semiconductor Manufacturing Co., Ltd.,
                    SP ADR                                              316,063
                                                                  -------------
                                                                        995,597
                                                                  -------------
                 THAILAND - 0.23%
        38,700   PTT Public Co., Ltd.                                   410,669
                                                                  -------------
                 TURKEY - 0.13%
        50,275   Turkiye Is Bankasi, Class C +                          230,599
                                                                  -------------
                 UNITED KINGDOM - 19.35%
       191,600   BAE Systems PLC +                                    1,823,834
       394,400   Barclays PLC +                                       3,696,429
         6,200   Barratt Developments PLC + *                            50,161
       480,300   BP PLC +                                             5,179,892
       153,100   Diageo PLC +                                         3,128,573
        61,500   GlaxoSmithKline PLC, ADR                             2,700,465
       302,700   HSBC Holdings PLC +                                  4,576,013
       865,100   Kingfisher PLC +                                     2,233,165
       113,543   Reed Elsevier PLC +                                  1,429,039
       298,200   Royal Bank of Scotland Group PLC +                   2,254,542
     1,649,700   Vodafone Group PLC +                                 5,311,137
       452,100   William Morrison Supermarkets PLC +                  2,650,223
                                                                  -------------
                                                                     35,033,473
                                                                  -------------
                 TOTAL FOREIGN COMMON STOCKS
                 (Cost $158,688,876)                                176,032,127
                                                                  -------------

RIGHTS - 0.07%
                 FRANCE - 0.07%
        14,250   Societe Generale *                                     125,258
                                                                  -------------
                 TOTAL RIGHTS
                 (Cost $--)                                             125,258
                                                                  -------------

    SHARES                                                            VALUE
--------------                                                    -------------

INVESTMENT COMPANIES -6.22%
     2,940,814   SSgA Money Market Fund                           $   2,940,814
     8,313,648   SSgA Prime Money Market Fund                         8,313,648
                                                                  -------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $11,254,462)                                  11,254,462
                                                                  -------------

                 TOTAL INVESTMENTS - 103.53%
                 (Cost $169,943,338) **                             187,411,847
                                                                  -------------

                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (3.53)%                              (6,382,549)
                                                                  -------------
                 NET ASSETS - 100.00%                             $ 181,029,298
                                                                  =============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $148,667,892 or 82.12% of net assets. (See Note 1)

*        Non-income producing security

**       Aggregate cost for Federal income tax purposes is $169,943,338.

         Gross unrealized appreciation                            $  30,223,838
         Gross unrealized depreciation                              (12,755,329)
                                                                  -------------
         Net unrealized appreciation                              $  17,468,509
                                                                  =============

ADR      American Depositary Receipt
CPO      Ordinary Participation Certificate
GDR      Global Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of February 29, 2008 is as follows (See Note 1):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $              38,743,958
Level 2 - Other Significant Observable Inputs                       148,667,889
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
TOTAL                                                 $             187,411,847
                                                      =========================

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Banks ................................................................    13.59%
Energy ...............................................................    11.99%
Technology Hardware & Equipment ......................................    11.52%
Food, Beverage & Tobacco .............................................     8.58%
Pharmaceuticals, Biotechnology & Life Science ........................     7.76%
Capital Goods ........................................................     6.20%
Materials ............................................................     5.84%
Automobiles & Components .............................................     5.45%
Telecommunication Services ...........................................     5.17%
Insurance ............................................................     4.78%
Transportation .......................................................     3.03%
Food & Staples Retailing .............................................     2.99%
Consumer Durables & Apparel ..........................................     2.55%
Media ................................................................     2.02%
Diversified Financials ...............................................     1.79%
Semiconductors & Semiconductor Equipment .............................     1.48%
Retailing ............................................................     1.43%
Real Estate ..........................................................     0.88%
Utilities ............................................................     0.14%
Household & Personal Products ........................................     0.12%
Other Assets Net of Liabilities ......................................     2.69%
                                                                         ------
Total                                                                    100.00%
                                                                         ======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
-----------                                                        ------------

COMMON STOCKS - 95.30%
              CAPITAL GOODS - 10.71%
     49,121   General Dynamics Corp.                               $  4,020,554
    341,401   General Electric Co.                                   11,314,029
     90,017   Textron, Inc.                                           4,876,221
    107,926   United Technologies Corp.                               7,609,862
                                                                   ------------
                                                                     27,820,666
                                                                   ------------
              CONSUMER DURABLES & APPAREL - 5.11%
     59,628   Fortune Brands, Inc.                                    3,874,628
     63,198   Nike, Inc.                                              3,804,520
     73,526   VF Corp.                                                5,590,917
                                                                   ------------
                                                                     13,270,065
                                                                   ------------
              CONSUMER SERVICES - 1.40%
    118,350   Darden Restaurants, Inc.                                3,648,731
                                                                   ------------
              DIVERSIFIED FINANCIALS - 10.33%
    167,537   Bank of America Corp.                                   6,657,920
    118,959   Bank of New York Mellon Corp.                           5,218,732
    161,154   CapitalSource, Inc., REIT                               2,552,679
    120,119   JPMorgan Chase & Co.                                    4,882,837
     63,050   Merrill Lynch & Co., Inc.                               3,124,758
    104,735   Morgan Stanley                                          4,411,438
                                                                   ------------
                                                                     26,848,364
                                                                   ------------
              ENERGY - 12.40%
     71,237   BP PLC, SP ADR                                          4,621,144
    122,254   Chesapeake Energy Corp.                                 5,528,326
     38,058   Devon Energy Corp.                                      3,909,318
    104,390   Marathon Oil Corp.                                      5,549,372
    172,189   Williams Cos., Inc. (The)                               6,202,248
    103,978   XTO Energy, Inc.                                        6,416,482
                                                                   ------------
                                                                     32,226,890
                                                                   ------------
              FOOD & STAPLES RETAILING - 2.30%
    148,175   CVS Caremark Corp.                                      5,983,307
                                                                   ------------
              FOOD, BEVERAGE & TOBACCO - 0.89%
     97,981   Reddy Ice Holdings, Inc.                                2,309,412
                                                                   ------------
              HEALTH CARE EQUIPMENT & SERVICES - 5.05%
    105,130   Aetna, Inc.                                             5,214,448
     45,397   Express Scripts, Inc. *                                 2,682,963
     35,717   Laboratory Corp. of America Holdings *                  2,761,281
     52,842   UnitedHealth Group, Inc.                                2,456,096
                                                                   ------------
                                                                     13,114,788
                                                                   ------------
              HOUSEHOLD & PERSONAL PRODUCTS - 2.42%
     95,155   Procter & Gamble Co. (The)                              6,297,358
                                                                   ------------
              INSURANCE - 1.25%
     44,386   Prudential Financial, Inc.                              3,238,846
                                                                   ------------
              MATERIALS - 5.83%
     38,432   Compass Minerals International, Inc.                    2,187,549
    219,226   Nalco Holding Co.                                       4,735,282
     64,530   Praxair, Inc.                                           5,180,468
    140,257   Valspar Corp. (The)                                     3,042,174
                                                                   ------------
                                                                     15,145,473
                                                                   ------------
              MEDIA - 4.77%
    298,551   Comcast Corp., Class A *                                5,833,687
     49,023   Lamar Advertising Co., Class A                          1,868,267

   SHARES                                                              VALUE
-----------                                                        ------------

              MEDIA - (CONTINUED)
    124,904   Liberty Global, Inc., Class A *                      $  4,696,390
                                                                   ------------
                                                                     12,398,344
                                                                   ------------
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                 SCIENCE - 1.72%
     83,401   Abbott Laboratories                                     4,466,124
                                                                   ------------
              REAL ESTATE - 3.36%
    116,784   CB Richard Ellis Group, Inc., Class A *                 2,342,687
     75,770   Developers Diversified Realty Corp., REIT               2,921,691
     82,898   Ventas, Inc., REIT                                      3,466,794
                                                                   ------------
                                                                      8,731,172
                                                                   ------------
              RETAILING - 5.02%
    159,132   Advance Auto Parts, Inc.                                5,337,287
    173,782   Lowe's Cos., Inc.                                       4,165,555
     67,180   Target Corp.                                            3,534,340
                                                                   ------------
                                                                     13,037,182
                                                                   ------------
              SOFTWARE & SERVICES - 6.36%
     76,152   Accenture, Ltd., Class A                                2,684,358
     77,232   Fiserv, Inc. *                                          4,063,948
    158,930   Microsoft Corp.                                         4,326,075
    290,004   Oracle Corp. *                                          5,452,075
                                                                   ------------
                                                                     16,526,456
                                                                   ------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 4.61%
    131,406   Hewlett-Packard Co.                                     6,277,265
     49,963   International Business Machines Corp.                   5,688,787
                                                                   ------------
                                                                     11,966,052
                                                                   ------------
              TELECOMMUNICATION SERVICES - 3.27%
    135,189   AT&T Inc.                                               4,708,633
    104,367   Verizon Communications, Inc.                            3,790,610
                                                                   ------------
                                                                      8,499,243
                                                                   ------------
              TRANSPORTATION - 2.28%
    112,011   Norfolk Southern Corp.                                  5,924,262
                                                                   ------------
              UTILITIES - 6.22%
     43,526   Constellation Energy Group, Inc.                        3,845,522
     63,963   Equitable Resources, Inc.                               3,941,400
     70,718   Exelon Corp.                                            5,293,242
     40,625   FPL Group, Inc.                                         2,449,281
     13,620   ONEOK, Inc.                                               634,283
                                                                   ------------
                                                                     16,163,728
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $211,509,138)                                   247,616,463
                                                                   ------------

INVESTMENT COMPANIES - 4.80%
  1,450,483   SSgA Money Market Fund                                  1,450,483
 11,016,900   SSgA Prime Money Market Fund                           11,016,900
                                                                   ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $12,467,383)                                     12,467,383
                                                                   ------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

              TOTAL INVESTMENTS - 100.10%
              (Cost $223,976,521) **                               $260,083,846
                                                                   ------------

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.10)%                                   (251,911)
                                                                   ------------
              NET ASSETS - 100.00%                                 $259,831,935
                                                                   ============

----------
*        Non-income producing security

**       Aggregate cost for Federal income tax purposes is $223,976,521.

         Gross unrealized appreciation                             $ 43,881,411
         Gross unrealized depreciation                               (7,774,086)
                                                                   ------------
         Net unrealized app/dep                                    $ 36,107,325
                                                                   ============

PLC      Public Limited Company
REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of February 29, 2008 is as follows (See Note 1):

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES
Level 1 - Quoted Prices                               $             260,083,846
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
                                                      -------------------------
TOTAL                                                 $             260,083,846
                                                      =========================

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                  FEBRUARY 29, 2008

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs that materially affects the value of the security after the closing price or the latest bid price is obtained from an exchange that closes before a Fund calculates its net asset value. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following:
(a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADRs") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may review U.S. market moves after the close of foreign markets to assist with the decision whether to substitute fair values for foreign security market prices. When fair values are substituted for foreign security market prices, fair values are obtained from an independent service provider that applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENT" ("FAS 157"):

In September 2006, the Financial Accounting Standards Board issued FAS 157, "Fair Value Measurement," which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)       FEBRUARY 29, 2008

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of February 28, 2008 is included with each Funds' Schedule of Investments.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Atlantic Whitehall Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Jeffrey S. Thomas
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date    April 25, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey S. Thomas
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date    April 25, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Kenneth Kozanda
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date    April 23, 2008
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.